Offerings - Offering: 1	Jan. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.01 per share (1)
Amount Registered | shares	4,000,000,000
Proposed Maximum Offering Price per Unit	0.0001
Maximum Aggregate Offering Price	$ 400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55.24
Offering Note	(1) Deposited as American Depositary Shares ("ADSs"), evidenced by American Depositary Receipts, issuable upon deposit of the ordinary shares registered hereby, par value NIS 0.01 per share ("Ordinary Shares"), of Redhill Biopharma Ltd. (the "Company") are registered on a separate registration statement on Form F-6 (File No. 333-268713). Each ADS represents ten thousand (10,000) Ordinary Shares. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall also cover any additional Ordinary Shares that become issuable under the Redhill Biopharma Ltd. Amended and Restated Award Plan (2010), as amended by reason of any stock dividend, stock split, or other similar transaction. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and based on the average of the high and low prices of the Company's ADSs reported on the NASDAQ Capital Market on January 20, 2026.